Corporate debt	12 Months Ended
Dec. 31, 2023
Corporate debt [Abstract]
Corporate debt
Note 15.- Corporate debt

The breakdown of the corporate debt as of December 31, 2023 and 2022 is as follows:

	Balance as of December 31,
	2023	2022
Non-current	1,050,816	1,000,503
Current	34,022	16,697
Total Corporate debt	1,084,838	1,017,200

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10.0 million ($11.0 million), which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or SOFR plus 2%, depending on the currency, with a floor of 0% on the EURIBOR and SOFR. As of December 31, 2023, $9.9 million has been drawn down ($6.4 million as of December 31, 2022). As of December 31, 2022, the credit facility maturity was July 1, 2024. On August 7, 2023, the available amount under the 2017 Credit Facility has been increased to €15.0 million ($16.6 million) and the maturity extended to July 1, 2025.

On May 10, 2018, the Company entered into the Revolving Credit Facility for $215 million with a syndicate of banks. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, Term SOFR, plus a Term SOFR Adjustment equal to 0.10% per annum, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) Term SOFR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. Since then, the amount of the Revolving Credit Facility increased to $450 million. On May 30, 2023, the maturity was extended to December 31, 2025. On December 31, 2023, $55 million were drawn down ($30 million as of December 31, 2022). On December 31, 2023, the Company issued letters of credit for $17 million ($35 million as of December 31, 2022). As of December 31, 2023, therefore, $378 million of the Revolving Credit Facility were available ($385 million as of December 31, 2022).

On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and was extended for annual periods until October 2023. The program allowed Atlantica to issue short term notes over the next twelve months for up to €50 million ($55 million), with such notes having a tenor of up to two years. On November 21, 2023, the Company filed a new program that allows Atlantica to issue short term notes for up to €100 million, with such notes having a tenor of up to two years and the program maturity has been extended twelve months. As of December 31, 2023, the Company had €23.3 million ($25.7 million) issued and outstanding under the program at an average cost of 5.23% (€9.3 million, or $10.1 million, as of December 31, 2022).

On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million ($320 million). The private placement accrues interest at an annual 1.96% interest rate, payable quarterly and has a June 2026 maturity.

On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of  $155 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, interest accrues at a rate per annum equal to the sum of the 3-month EURIBOR plus a margin of 5.25% with a floor of 0% for the EURIBOR, payable quarterly and has a maturity of seven years from the closing date. The Company initially entered into a cap at 0% for the EURIBOR with 3.5 years maturity and in December 2023, into a cap at 4% to hedge the variable interest rate risk with maturity on December 31, 2024.

On July 17, 2020, ASI Jersey Ltd, a subsidiary of the Company issued the Green Exchangeable Notes for $100 million in aggregate principal amount of 4.00% convertible bonds due in 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025, and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into Atlantica ordinary shares, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.

As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these Consolidated Financial Statements (Note 10). It was initially valued at the transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. This instrument is classified as Level 2 in the fair value hierarchy (Note 2.7) based on the observable inputs used for the calculation of its fair value. The valuation technique used is a Monte Carlo which uses regressions to estimate, given a stock price level, the continuation value of the instrument. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these Consolidated  Financial Statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, Financial Instruments.

On May 18, 2021, the Company issued the Green Senior Notes due in 2028 in an aggregate principal amount of $400 million. The notes mature on May 15, 2028 and bear interest at a rate of 4.125% per annum payable on June 15 and December 15 of each year, commencing December 15, 2021.

On May 10, 2023, the Company entered into a senior unsecured $50 million line of credit with Export Development Canada with a 3-year maturity. Loan under the credit line accrues interest at a rate per annum equal to Term SOFR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 2.46% and 3.11%, with a floor of 0.00% for the Term SOFR. The facility matures on May 25, 2026, and was fully available as of December 31, 2023.

Since 2020, the Company entered into loans with different banks as follows:

-	a €5 million ($5.5 million) loan on December 4, 2020, which accrues interest at a rate per year equal to 2.50%. The maturity date is December 4, 2025.
-	a €5 million ($5.5 million) loan on January 31, 2022, which accrues interest at a rate per year equal to 1.90%. The maturity date is January 31, 2026.
-	a €7 million ($7.7 million) loan on February 24, 2023, which accrues interest at a rate per year equal to 4.21%. The maturity date is February 24, 2028.

The repayment schedule for the corporate debt as of December 31, 2023 is as follows:

	2024	2025	2026	2027	2028	Total
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
2020 Note Issuance Facility	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Note	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838

The repayment schedule for the corporate debt as of December 31, 2022 was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387	-	-	-	-	29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200

The following table details the movement in corporate debt for the year 2023:

	Corporate debt - long term	Corporate debt - short term	Total
Balance as of December 31, 2022	1,000,503	16,697	1,017,200
Nominal increase	35,648	126,537	162,185
Nominal repayment	-	(115,891)	(115,891)
Interest payment	-	(40,573)	(40,573)
Total cash changes	35,648	(29,927)	5,721
Interest accrued	-	40,570	40,570
Currency translation differences	15,037	1,255	16,292
Other non-cash changes	5,055	-	5,055
Reclassifications	(5,427)	5,427	-
Total non-cash changes	14,665	47,252	61,917
Balance as of December 31, 2023	1,050,816	34,022	1,084,838

The following table details the movement in corporate debt for the year 2022:

	Corporate debt - long term	Corporate debt - short term	Total
Balance as of December 31, 2021	995,190	27,881	1,023,071
Nominal increase	35,574	65,566	101,140
Nominal repayment	(1,323)	(79,196)	(80,519)
Interest payment	-	(38,117)	(38,117)
Total cash changes	34,251	(51,747)	(17,496)
Interest accrued	-	38,321	38,321
Currency translation differences	(29,419)	(1,423)	(30,842)
Other non-cash changes	4,146	-	4,146
Reclassifications	(3,665)	3,665	-
Total non-cash changes	(28,938)	40,563	11,625
Balance as of December 31, 2022	1,000,503	16,697	1,017,200